Equity and Noncontrolling Interests Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Increase (Decrease) in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income (loss), end of period	$ (1,057)	$ (237)	$ 418
Realized and unrealized gains (losses) on derivatives
Current period changes in fair value	(10)	(3)	(5)
Foreign Currency Translation
Foreign currency translation adjustments
Balance at beginning of period	(248)	392	413
Aggregate adjustment for the period	(799)	(640)	(21)
Balance at end of period	(1,047)	(248)	392
Aggregate adjustment for the period, tax	(44)	7	19
Realized And Unrealized Gains Losses On Derivatives
Realized and unrealized gains (losses) on derivatives
Balance at beginning of period	4	7	12
Current period changes in fair value	(5)	(3)	(2)
Reclassification to income	6	0	3
Balance at end of period	(7)	4	7
Current period changes in fair value, tax	(4)	(1)	(2)
Reclassification to income, tax	(3)	0	(2)
Unrealized Gain Loss On Marketable Common Stock
Realize and unrealized gains (losses) on marketable common stock
Balance at beginning of period	0	7	5
Current period changes in fair value	0	(1)	2
Reclassifications to income	0	(6)	0
Balance at end of period	0	0	7
Current period changes in fair value, tax	0	0	0
Reclassification to income, tax	0	(2)	0
Pension And Other Postretirement Benefit Plans Assets
Pension and postretirement plans
Balance at beginning of period	(7)	(12)	(28)
Reclassification to income	(11)	(4)	(18)
Other changes	1	(1)	2
Balance at end of period	3	(7)	(12)
Reclassification to income, tax	(3)	(3)	(9)
Other changes, tax	0	0	$ 0
Global Workplace Solutions | Foreign Currency Translation
Foreign currency translation adjustments
Aggregate adjustment for the period	$ (19)
Automotive Experience Electronics | Foreign Currency Translation
Foreign currency translation adjustments
Aggregate adjustment for the period		$ 203